Annual Operating Expenses - FidelityValueFund-KPRO - FidelityValueFund-KPRO - Fidelity Value Fund - Fidelity Value Fund - Class K	Dec. 30, 2023
Operating Expenses:
Management fee	0.73%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.79%

[1]	AThe management fee is comprised of a basic fee of 0.53% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell Midcap® Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.